COMMITMENTS AND CONTINGENCIES (Narrative) (Details) Pure in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Long-term Purchase Commitment [Line Items]
Rent expense	$ 1,626,155	$ 1,677,533	$ 1,274,139
Silicon wafers [Member]
Long-term Purchase Commitment [Line Items]
Aggregate quantity of pieces to purchase			986
Purchase agreement time period			4 years